NATURE OF OPERATIONS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		41 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Revenue, Net	$ 105,576	$ 0	$ 383,386	$ 0	$ 384,886